Putnam
Investors
Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

1-31-99


[LOGO: BOSTON * LONDON * TOKYO]



Fund highlights

* Putnam Investors Fund's success at delivering attractive risk-adjusted returns has not gone unnoticed. Morningstar, an independent rating agency, gave the fund's class A shares its highest rating -- 5 stars -- for overall performance based on the fund's average annual returns for the 3-, 5-, and 10-year periods ended January 31, 1999. This rating placed the fund among the top 10% of the 2,859 domestic equity funds rated.*


* "[Putnam Investors Fund] has maintained its standing as a viable option for those seeking a growth-tilted core holding."

                               -- Morningstar Mutual Funds, December 18, 1998

   CONTENTS

 4 Report from Putnam Management

 8 Fund performance summary

11 Portfolio holdings

15 Financial statements


* Morningstar ratings reflect risk-adjusted performance through 1/31/99 and are subject to change every month. Morningstar ratings are calculated from a fund's 3-, 5-, and 10-year returns (with fee adjustments) in excess of 90-day Treasury bill returns and a risk factor that reflects performance below 90-day Treasury bill returns. For 3-, 5-, and 10-year performance, the fund received 5, 5, and 4 stars, respectively. There were 2,859, 1,734, and 741 equity funds rated. 10% of the funds in an investment category receive 5 stars; the next 22.5% receive 4 stars. Performance of other share classes will vary. Past performance is not indicative of future results.



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

Astute stock selection, strict adherence to its investment style, and a friendly equity market combined to give Putnam Investors Fund a healthy edge at net asset value over the fund's benchmark Standard & Poor's 500(R) Index at the fiscal year's midpoint on January 31, 1999.

The value of your fund's commitment to a consistent management style that emphasizes company-by-company research and analysis was demonstrated during the stock market's sharp drop last August. As a result of some portfolio changes made early in the period, the fund was advantageously positioned to take advantage of the rebound that developed soon thereafter.

In the following report, the managers discuss in detail the fund's first-half performance and then take a generally optimistic look at prospects for the fiscal year's second half.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
March 17, 1999



Report from the Fund Managers
C. Beth Cotner
Manuel Weiss Herrero
Richard B. England

The six months ended January 31, 1999, provided investors with a tough lesson in stock market volatility as major market indexes hit euphoric highs, fell to sobering lows, and then rose again. Large blue-chip growth stocks continued to outperform other segments of the market, but were not without their share of turmoil.

Through it all, Putnam Investors Fund was well positioned to make the most of the economic and market trends affecting stock prices. The fund's class A shares provided a 16.77% total return at net asset value for the semiannual period and 10.09% at public offering price, compared with 15.02% for the Standard & Poor's 500(R) Index, the fund's benchmark. For the 12 months ended January 31, 1999, the fund's class A shares provided a remarkable 40.51% total return at net asset value (32.47% at public offering price). For detailed performance information, including returns for other share classes, please see pages 8 and 9.

* FUND SEEKS OPPORTUNITY IN VOLATILITY

The Dow Jones Industrial Average fell 512 points on August 31, 1998, after Russia professed itself unable to make interest payments on its widely held government bonds and the IMF declined to intervene. These events set off a financial chain reaction around the world in which investors flocked to the perceived safety of developed markets and U.S. Treasuries in particular. Some observers feared that a global recession was in the offing.

Market drops of this magnitude are always disturbing, but for the disciplined investor they can create opportunities. During the correction, we reduced the fund's position in select financial companies and added to its technology holdings, which were among the hardest hit. Our biggest move in this area was adding to the fund's existing holdings in America Online. The Internet-based service company soared an astounding 200% during the period and was added to S&P 500 Index as the flagship of the Internet economy.

Also during this tumultuous period, we took advantage of depressed prices to acquire shares of Carnival Corporation. Wall Street analysts had cut earnings estimates for the company with the idea that stock market volatility would put a damper on cruise activity. In fact, Carnival already had bookings for the coming cruise season, and the stock returned 33% for the six-month period. Other purchases made during the market decline included Sun Microsystems, Charles Schwab, Providian Financial, and Biogen. For the full six-month period, these stocks gained 136%, 181%, 92%, and 77%, respectively. Although these holdings, as well as others discussed in this report, were viewed favorably at the end of the fiscal period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

* TECHNOLOGY AND RETAIL PREVAIL

The fund's investment strategy works from the bottom up. We start with a list of about 5,000 companies, each with market capitalizations of at least $2 billion, and rank them according to such factors as valuation, earnings and cash-flow growth, potential earnings surprises, and financial strength. We apply fundamental research to the remaining companies and overweight the stocks we select relative to the benchmark S&P 500. The number of portfolio holdings is limited (85 at the end of January) so each holding can have a greater impact on performance.


[GRAPHIC OMITTED: TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Retail                    16.0%

Telecommunications
and networking            11.9%

Pharmaceuticals
and biotechnology         11.5%

Financial services         9.9%

Computer services
and software               9.6%

Footnote reads:
*Based on net assets as of 1/31/99. Holdings will vary over time.


In recent months, our research has led us to overweight the technology, retail, cable, and entertainment sectors. Stocks in the technology and retail sectors provided some of the best performance for the fund during the period. Tech stocks with ties to the Internet were especially strong, as were retailers that developed Internet sites. Examples include Microsoft -- the fund's largest holding -- Wal-Mart, and Costco. These holdings rose 59%, 36%, and 46%, respectively, during the period.

Size and growth also were important factors in the fund's performance, since the market rewarded both. Faced with intense competition globally and operating on already lean budgets, many companies are finding that only the truly massive will survive. Mergers between rapidly growing companies continued in dramatic fashion during the period, including an $80 billion deal between portfolio holding Exxon and Mobil Corporation. Unlike the sometimes hostile takeovers that characterized the late 1980s and early 1990s, today's merger is typically between rivals in the same industry who join together out of necessity to reduce costs or increase market share. Investors have taken notice, with the market's biggest gains usually going to the biggest players. For example, the Nasdaq Composite Index, which gained 39.63% for the year ended December 31, 1998, would have lost more than 17% without its 10 largest companies.

* STAGE SET FOR CONTINUED GROWTH

At the moment, the economic backdrop for financial markets could hardly be better. U.S. gross domestic product grew at an annualized rate of 6.1% in the last quarter of 1998, and yet inflation slowed to less than 1%. Although layoffs have surged in some sectors of the economy, job growth in service-related sectors has more than offset declines, bringing the nation's unemployment rate to a 28-year low of 4.3% in December.

Improved productivity, which rose at a 4.6% annual rate in the last three months of 1998, is the key to some of the trends taking place in the U.S. economy. After years of capital investment, the integration of new technologies is having a profound impact on the way businesses operate and intersect around the world, in some cases transferring growth from traditional industries to newer and more productive sectors of the economy.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Microsoft Corp.
Computer services and software

Wal-Mart Stores, Inc.
Retail

Tyco International Ltd.
Conglomerates

Lucent Technologies, Inc.
Telecommunications and networking

Intel Corp.
Electronics and electrical equipment

MCI WorldCom, Inc.
Telecommunications and networking

Time Warner, Inc.
Entertainment

Warner-Lambert Co.
Pharmaceuticals and biotechnology

General Electric Co.
Conglomerates

IBM Corp.
Computer services and software

Footnote reads:
These holdings represent 29.3% of the fund's net assets as of 1/31/99. Portfolio holdings will vary over time.


Despite the gains in productivity, real earnings growth is becoming increasingly difficult to find. Market volatility will likely continue as investors reward companies that deliver growth and punish those that disappoint. In the coming months, we will continue to apply our rigorous selection standards to the companies in the fund's investment universe. We believe the fund's focus on large blue-chip companies experiencing rapid growth will continue to benefit investors in 1999.


The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 1/31/99, there is no guarantee the fund will continue to hold these securities in the future.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Investors Fund is designed for investors seeking long-term growth through quality common stocks, as well as any increased income resulting from this growth.


TOTAL RETURN FOR PERIODS ENDED 1/31/99

                                Class A           Class B          Class M
(inception date)               (12/1/25)         (3/1/93)         (12/2/94)
                             NAV      POP      NAV     CDSC      NAV      POP
------------------------------------------------------------------------------
6 months                    16.77%   10.09%   16.26%   11.26%   16.42%   12.33%
------------------------------------------------------------------------------
1 year                      40.51    32.47    39.45    34.45    39.77    34.84
------------------------------------------------------------------------------
5 years                    198.87   181.82   187.75   185.75   191.39   181.10
Annual average              24.48    23.03    23.54    23.37    23.85    22.96
------------------------------------------------------------------------------
10 years                   514.71   479.51   465.90   465.90   481.51   461.30
Annual average              19.91    19.21    18.93    18.93    19.25    18.83
------------------------------------------------------------------------------
Annual average
(Life of fund)              10.78    10.69     9.69     9.69     9.97     9.92
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 1/31/99

                                            Standard &
                                           Poor's 500         Consumer
                                              Index          Price Index
------------------------------------------------------------------------------
6 months                                      15.02%             0.86%
------------------------------------------------------------------------------
1 year                                        32.49              1.86
------------------------------------------------------------------------------
5 years                                      196.13             12.59
Annual average                                24.25              2.40
------------------------------------------------------------------------------
10 years                                     462.67             35.92
Annual average                                18.86              3.12
------------------------------------------------------------------------------
Annual average
(Life of fund)                                   --*             3.07
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50% respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares, the higher operating expenses applicable to such shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

*The index did not exist at the time of the fund's inception.


PRICE AND DISTRIBUTION INFORMATION
6 months ended 1/31/99

                             Class A         Class B         Class M
------------------------------------------------------------------------------
Distributions (number)          1               1               1
------------------------------------------------------------------------------
Income                          --              --              --
------------------------------------------------------------------------------
Capital gains
------------------------------------------------------------------------------
Long-term                    0.382           0.382           0.382
------------------------------------------------------------------------------
Short-term                      --              --              --
------------------------------------------------------------------------------
  Total                     $0.382          $0.382          $0.382
------------------------------------------------------------------------------
Share value:              NAV      POP       NAV         NAV      POP
------------------------------------------------------------------------------
7/31/98                  $13.67   $14.50   $13.17       $13.47   $13.96
------------------------------------------------------------------------------
1/31/99                   15.53    16.48    14.88        15.25    15.80
------------------------------------------------------------------------------

TOTAL RETURN FOR PERIODS ENDED 12/31/98
(most recent calendar quarter)

                                Class A           Class B           Class M
(inception date)               (12/1/25)         (3/1/93)          (12/2/94)
                              NAV      POP      NAV     CDSC      NAV      POP
------------------------------------------------------------------------------
6 months                    10.30%    3.98%    9.87%    4.87%   10.01%    6.19%
------------------------------------------------------------------------------
1 year                      35.52    27.68    34.43    29.43    34.76    30.08
------------------------------------------------------------------------------
5 years                    194.64   177.63   183.04   181.04   187.36   177.22
Annual average              24.12    22.66    23.13    22.96    23.51    22.62
------------------------------------------------------------------------------
10 years                   527.23   491.39   476.89   476.89   493.44   472.82
Annual average              20.16    19.45    19.15    19.15    19.49    19.07
------------------------------------------------------------------------------
Annual average
(Life of fund)              10.72    10.63     9.63     9.63     9.91     9.86
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance section for performance calculation method.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 5.75% sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Standard & Poor's 500 Index is an unmanaged index of common stocks frequently used as a general measure of stock market performance. The index assumes reinvestment of all distributions and interest payments and does not take in account brokerage fees or taxes. Securities in the fund do not match those in the index and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.




Portfolio of investments owned
January 31, 1999 (Unaudited)

COMMON STOCKS (98.8%) (a)
NUMBER OF SHARES                                                                                                     VALUE
Banks (1.4%)
--------------------------------------------------------------------------------------------------------------------------
            760,700  Fifth Third Bancorp                                                                    $   52,060,406
             17,600  Northern Trust Corp.                                                                        1,523,500
          1,276,600  Wells Fargo Co.                                                                            44,601,213
                                                                                                            --------------
                                                                                                                98,185,119

Broadcasting and Cable TV (2.8%)
--------------------------------------------------------------------------------------------------------------------------
          1,746,100  Tele-Communications, Inc. Class A (NON)                                                   119,716,981
          2,991,300  Tele-Communications TCI Ventures Group Class A (NON)                                       81,512,925
                                                                                                            --------------
                                                                                                               201,229,906

Business Equipment and Services (4.4%)
--------------------------------------------------------------------------------------------------------------------------
            810,800  Cisco Systems, Inc. (NON)                                                                  90,454,875
          1,337,400  EMC Corp. (NON)                                                                           145,609,425
            838,700  Dell Computer Corp. (NON)                                                                  83,870,000
                                                                                                            --------------
                                                                                                               319,934,300

Computer Services and Software (9.6%)
--------------------------------------------------------------------------------------------------------------------------
            608,900  3Com Corp. (NON)                                                                           28,618,300
            178,250  BMC Software, Inc. (NON)                                                                    8,322,047
            946,800  Computer Sciences Corp. (NON)                                                              64,914,975
            741,800  Compuware Corp. (NON)                                                                      49,144,250
             37,800  Comverse Technology, Inc. (NON)                                                             3,175,200
            977,500  IBM Corp.                                                                                 179,126,875
          1,761,000  Microsoft Corp. (NON)                                                                     308,175,000
            521,400  Sun Microsystems, Inc. (NON)                                                               58,266,450
                                                                                                            --------------
                                                                                                               699,743,097

Conglomerates (7.6%)
--------------------------------------------------------------------------------------------------------------------------
          1,744,100  General Electric Co.                                                                      182,912,488
            903,400  Pitney Bowes, Inc.                                                                         62,165,213
          3,036,500  Tyco International Ltd.                                                                   234,000,281
            615,000  United Technologies Corp.                                                                  73,454,063
                                                                                                            --------------
                                                                                                               552,532,045

Consumer Non Durables (1.9%)
--------------------------------------------------------------------------------------------------------------------------
            369,200  Clorox Co.                                                                                 46,196,150
             12,100  Colgate-Palmolive Co.                                                                         973,294
            750,600  Estee Lauder Cos. Class A                                                                  61,596,113
            666,900  Philip Morris Cos., Inc.                                                                   31,344,300
                                                                                                            --------------
                                                                                                               140,109,857

Consumer Services (2.2%)
--------------------------------------------------------------------------------------------------------------------------
            167,100  Amazon.com, Inc. (NON)                                                                     19,540,256
            253,200  America Online, Inc. (NON)                                                                 44,484,075
          1,242,600  Interpublic Group Cos. Inc.                                                                98,320,725
                                                                                                            --------------
                                                                                                               162,345,056

Electronics and Electrical Equipment (3.5%)
--------------------------------------------------------------------------------------------------------------------------
          1,431,400  Intel Corp.                                                                               201,737,938
            678,800  Micron Technology, Inc. (NON)                                                              53,031,250
                                                                                                            --------------
                                                                                                               254,769,188

Entertainment (5.5%)
--------------------------------------------------------------------------------------------------------------------------
          1,876,900  Carnival Corp. Class A                                                                     92,085,406
          2,998,300  Time Warner, Inc.                                                                         187,393,750
          1,393,100  Viacom, Inc. Class B (NON)                                                                118,413,500
                                                                                                            --------------
                                                                                                               397,892,656

Environmental Control (1.1%)
--------------------------------------------------------------------------------------------------------------------------
          1,595,800  Waste Management, Inc.                                                                     79,690,263

Financial Services (9.9%)
--------------------------------------------------------------------------------------------------------------------------
            393,600  American Express Co.                                                                       40,491,600
            611,700  American General Corp.                                                                     43,621,856
            818,400  Associates First Capital Corp.                                                             33,196,350
            321,200  Charter One Financial, Inc.                                                                 8,993,600
            894,000  Citigroup, Inc.                                                                            50,119,875
            971,400  Comerica, Inc.                                                                             60,651,788
          1,734,800  Federal Home Loan Mortgage Corp.                                                          107,557,600
            969,332  Firstar Corp.                                                                              85,482,966
          3,163,500  MBNA Corp.                                                                                 88,380,281
            479,800  Merrill Lynch & Co., Inc.                                                                  36,464,800
            631,600  Morgan Stanley, Dean Witter, Discover and Co.                                              54,830,775
            667,765  Providian Financial Corp.                                                                  67,319,059
            610,300  Schwab (Charles) Corp.                                                                     42,911,719
                                                                                                            --------------
                                                                                                               720,022,269

Food and Beverages (0.7%)
--------------------------------------------------------------------------------------------------------------------------
            814,000  Sara Lee Corp.                                                                             20,757,000
            535,600  The Quaker Oats Co.                                                                        29,792,750
                                                                                                            --------------
                                                                                                                50,549,750

Health Care Services (1.6%)
--------------------------------------------------------------------------------------------------------------------------
            803,000  Cardinal Health, Inc.                                                                      59,371,813
          1,519,100  IMS Health Inc.                                                                            55,637,038
                                                                                                            --------------
                                                                                                               115,008,851

Insurance and Finance (2.7%)
--------------------------------------------------------------------------------------------------------------------------
            357,600  Aflac Inc.                                                                                 15,332,100
          1,735,022  American International Group, Inc.                                                        178,598,827
                                                                                                            --------------
                                                                                                               193,930,927

Medical Supplies and Devices (2.3%)
--------------------------------------------------------------------------------------------------------------------------
          1,572,997  Mckesson HBOC, Inc.                                                                       118,171,400
            626,444  Medtronic, Inc.                                                                            49,919,756
                                                                                                            --------------
                                                                                                               168,091,156

Oil and Gas (1.6%)
--------------------------------------------------------------------------------------------------------------------------
          1,695,400  Exxon Corp.                                                                               119,419,738

Pharmaceuticals and Biotechnology (11.5%)
--------------------------------------------------------------------------------------------------------------------------
            149,700  Amgen Inc. (NON)                                                                           19,133,531
            418,200  Biogen, Inc. (NON)                                                                         41,088,150
            201,600  Bristol-Myers Squibb Co.                                                                   25,842,600
            556,700  Centocor, Inc. (NON)                                                                       23,416,194
          1,323,700  Lilly (Eli) & Co.                                                                         124,014,144
          1,140,800  Pfizer, Inc.                                                                              146,735,400
          1,090,109  Pharmacia & Upjohn, Inc.                                                                   62,681,268
            637,300  Quintiles Transnational Corp. (NON)                                                        32,980,375
          3,109,900  Schering-Plough Corp.                                                                     169,489,550
          2,591,600  Warner-Lambert Co.                                                                        187,081,125
                                                                                                            --------------
                                                                                                               832,462,337

Retail (16.0%)
--------------------------------------------------------------------------------------------------------------------------
            335,800  Best Buy Co., Inc. (NON)                                                                   30,473,850
          1,766,300  Costco Companies, Inc. (NON)                                                              146,382,113
          3,093,200  CVS Corp.                                                                                 169,352,700
            660,300  Gap, Inc. (The)                                                                            42,383,006
          2,124,200  Home Depot, Inc. (The)                                                                    128,248,575
            541,500  Kroger Co. (NON)                                                                           34,385,250
          2,057,300  Safeway, Inc. (NON)                                                                       115,465,963
          3,203,300  TJX Cos., Inc. (The)                                                                       94,697,556
            843,500  Tricon Global Restaurants, Inc. (NON)                                                      40,118,969
          2,738,500  Wal-Mart Stores, Inc.                                                                     235,511,000
          1,971,800  Walgreen Co.                                                                              123,237,500
                                                                                                            --------------
                                                                                                             1,160,256,482

Telecommunications and Networking (11.9%)
--------------------------------------------------------------------------------------------------------------------------
            688,100  Airtouch Communications, Inc. (NON)                                                        66,444,656
            816,300  Ascend Communications, Inc. (NON)                                                          71,273,194
            951,100  General Instrument Corp. (NON)                                                             33,764,050
          1,934,200  Lucent Technologies, Inc.                                                                 217,718,388
          2,456,700  MCI WorldCom, Inc. (NON)                                                                  195,921,825
          2,157,700  SBC Communications, Inc.                                                                  116,515,800
          1,402,700  Sprint Corp.                                                                              117,650,982
            557,300  Tellabs, Inc. (NON)                                                                        47,788,475
                                                                                                            --------------
                                                                                                               867,077,370

Utilities (0.6%)
--------------------------------------------------------------------------------------------------------------------------
          1,072,300  Peco Energy Co.                                                                            40,948,456
                                                                                                            --------------
                     Total Common Stocks (cost $4,994,458,817)                                              $7,174,198,823

SHORT-TERM INVESTMENTS (3.7%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
        $50,000,000  Delaware Funding Corp. effective yield of 5.22%,
                       February 16, 1999                                                                    $   49,899,375
         32,390,000  Metlife Funding Corp. effective yield of 4.81%,
                       February 26, 1999                                                                        32,281,808
         50,000,000  National Australia Funding effective yield of 5.17%,
                       February 2, 1999                                                                         49,993,264
         61,765,000  Interest in $500,000,000 joint tri-party repurchase agreement dated January 29, 1999 with Lehman
                       Brothers Inc., due February 1, 1999 with respect
                       to various U.S. Treasury obligations -- maturity
                       value of $61,789,191 for an effective yield of 4.70%                                     61,765,000
         78,076,000  Interest in $580,000,000 joint repurchase agreement dated January 29, 1999 with Morgan (J.P.) & Co., Inc.
                       due February 1, 1999 with respect to various U.S.
                       Treasury obligations -- maturity value of $78,106,580
                       for an effective yield of 4.70%                                                          78,076,000
                                                                                                            --------------
                     Total Short-Term Investments (cost $272,015,447)                                       $  272,015,447
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $5,266,474,264) (b)                                            $7,446,214,270
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $7,262,156,930.

  (b) The aggregate identified cost on a tax basis is $5,267,989,562, resulting in gross unrealized appreciation and depreciation of $2,203,141,028 and $24,916,320, respectively, or net unrealized appreciation of $2,178,224,708.

(NON) Non-income-producing security.

      The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
January 31, 1999 (Unaudited)
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $5,266,474,264) (Note 1)                                        $7,446,214,270
-----------------------------------------------------------------------------------------------
Cash                                                                                        379
-----------------------------------------------------------------------------------------------
Dividends and interest receivable                                                     1,835,797
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                               55,146,443
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                       66,594,615
-----------------------------------------------------------------------------------------------
Total assets                                                                      7,569,791,504

Liabilities
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                    288,301,605
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                            8,319,928
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                          7,147,304
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                              575,817
-----------------------------------------------------------------------------------------------
Payable for compensation of  Trustees (Note 2)                                           31,354
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              2,860
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                2,588,948
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                  666,758
-----------------------------------------------------------------------------------------------
Total liabilities                                                                   307,634,574
-----------------------------------------------------------------------------------------------
Net assets                                                                       $7,262,156,930

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                  $5,152,970,060
-----------------------------------------------------------------------------------------------
Accumulated net investment loss (Note 1)                                             (6,019,774)
-----------------------------------------------------------------------------------------------
Distributions in excess of gains on investments (Note 1)                            (64,533,362)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                        2,179,740,006
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                       $7,262,156,930

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($4,757,914,544 divided by 306,400,632 shares)                                           $15.53
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $15.53)*                                  $16.48
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($1,995,304,893 divided by 134,124,413 shares)**                                         $14.88
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($150,350,666 divided by 9,859,729 shares)                                               $15.25
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $15.25)*                                  $15.80
-----------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($358,586,827 divided by 23,029,703 shares)                                              $15.57
-----------------------------------------------------------------------------------------------

  * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

 ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended January 31, 1999 (Unaudited)
Investment income:
-----------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $6,017)                                         $   16,506,731
-----------------------------------------------------------------------------------------------
Interest                                                                              5,044,188
-----------------------------------------------------------------------------------------------
Total investment income                                                              21,550,919

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                     12,593,683
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                        3,126,988
-----------------------------------------------------------------------------------------------
Compensation of  Trustees (Note 2)                                                       34,333
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                         17,195
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                 4,446,680
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                 6,655,561
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                   401,640
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                 107,628
-----------------------------------------------------------------------------------------------
Registration fees                                                                        20,248
-----------------------------------------------------------------------------------------------
Auditing                                                                                 49,920
-----------------------------------------------------------------------------------------------
Legal                                                                                    11,996
-----------------------------------------------------------------------------------------------
Postage                                                                                 203,645
-----------------------------------------------------------------------------------------------
Other                                                                                   285,044
-----------------------------------------------------------------------------------------------
Total expenses                                                                       27,954,561
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                             (383,868)
-----------------------------------------------------------------------------------------------
Net expenses                                                                         27,570,693
-----------------------------------------------------------------------------------------------
Net investment loss                                                                  (6,019,774)
-----------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                    (67,095,852)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                      1,100,241,749
-----------------------------------------------------------------------------------------------
Net gain on investments                                                           1,033,145,897
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                             $1,027,126,123
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                               Six months ended      Year ended
                                                                                     January 31         July 31
                                                                                          1999*            1998
---------------------------------------------------------------------------------------------------------------
Increase in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment loss                                                               $  (6,019,774)  $  (2,966,193)
---------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                             (67,095,852)    209,328,907
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                        1,100,241,749     479,663,245
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                              1,027,126,123     686,025,959
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                                  --      (6,775,789)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                                  --              --
---------------------------------------------------------------------------------------------------------------
    Class M                                                                                  --         (54,508)
---------------------------------------------------------------------------------------------------------------
    Class Y                                                                                  --        (485,625)
---------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                        (104,424,052)   (168,375,876)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                         (43,010,115)    (34,003,255)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                          (3,293,050)     (3,482,791)
---------------------------------------------------------------------------------------------------------------
    Class Y                                                                          (5,993,204)     (7,724,838)
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                 1,909,210,733   1,847,295,828
---------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                      2,779,616,435   2,312,419,105

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                               4,482,540,495   2,170,121,390
---------------------------------------------------------------------------------------------------------------
End of period (including accumulated net investment
loss of $6,019,774 and $--, respectively)                                        $7,262,156,930  $4,482,540,495
---------------------------------------------------------------------------------------------------------------

 * Unaudited

   The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                Six months
                                  ended
Per-share                       January 31
operating performance           (Unaudited)                                    Year ended July 31
------------------------------------------------------------------------------------------------------------------------------------
                                    1999             1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $13.67           $11.98            $9.07            $9.05            $7.85            $8.87
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                 --(c)            --(c)           .05(c)           .06              .08              .06
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                 2.24             2.81             4.08             1.17             1.85              .26
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations               2.24             2.81             4.13             1.23             1.93              .32
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                     --             (.04)            (.05)            (.09)              --             (.05)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                      (.38)           (1.08)           (1.17)           (1.12)            (.73)           (1.29)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.38)           (1.12)           (1.22)           (1.21)            (.73)           (1.34)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $15.53           $13.67           $11.98            $9.07            $9.05            $7.85
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)             16.77*           25.75            49.91            14.32            27.55             3.33
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                $4,757,915       $3,209,986       $1,819,333       $1,104,264         $956,830         $786,118
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .44*             .95             1.00             1.03              .99              .99
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)    (.02)*            .03              .50              .69             1.03              .88
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             38.77*           59.14            95.17           128.21            96.75           100.16
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended July 31, 1996 and thereafter includes amounts paid through expense offset arrangements with PFTC and brokerage service arrangements. Prior period ratios exclude these amounts. (Note 2.)

(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                                Six months
                                   ended
Per-share                       January 31
operating performance           (Unaudited)                                    Year ended July 31
------------------------------------------------------------------------------------------------------------------------------------
                                    1999             1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $13.17           $11.62            $8.85            $8.88            $7.78            $8.85
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)        (.05)(c)         (.09)(c)         (.03)(c)           --              .01              .03
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                 2.14             2.72             3.98             1.13             1.82              .21
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations               2.09             2.63             3.95             1.13             1.83              .24
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                     --               --             (.01)            (.04)              --             (.02)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                      (.38)           (1.08)           (1.17)           (1.12)            (.73)           (1.29)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.38)           (1.08)           (1.18)           (1.16)            (.73)           (1.31)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $14.88           $13.17           $11.62            $8.85            $8.88            $7.78
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)             16.26*           24.84            48.87            13.42            26.46             2.38
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                $1,995,305         $979,603         $303,089          $89,378          $47,906          $21,033
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .82*            1.70             1.75             1.77             1.75             1.77
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)    (.40)*           (.74)            (.26)            (.09)             .22              .08
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             38.77*           59.14            95.17           128.21            96.75           100.16
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended July 31, 1996 and thereafter includes amounts paid through expense offset arrangements with PFTC and brokerage service arrangements. Prior period ratios exclude these amounts. (Note 2.)

(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------
                                                 Six months
                                                    ended                                                         For the period
Per-share                                        January 31                                                         Dec. 2, 1994+
operating performance                            (Unaudited)                    Year ended July 31                    to July 31
------------------------------------------------------------------------------------------------------------------------------------
                                                     1999             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $13.47           $11.85            $9.00            $9.02            $7.78
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.04)(c)         (.06)(c)           --(c)           .05              .01
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                  2.20             2.78             4.05             1.12             1.96
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                2.16             2.72             4.05             1.17             1.97
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                      --             (.02)            (.03)            (.07)              --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                       (.38)           (1.08)           (1.17)           (1.12)            (.73)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.38)           (1.10)           (1.20)           (1.19)            (.73)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $15.25           $13.47           $11.85            $9.00            $9.02
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                              16.42*           25.14            49.28            13.70            28.29*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                   $150,351          $87,730          $27,384           $5,650             $873
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                             .69*            1.45             1.50             1.51             1.56*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)                     (.27)*           (.48)            (.02)             .16              .29*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                              38.77*           59.14            95.17           128.21            96.75
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended July 31, 1996 and thereafter includes amounts paid through expense offset arrangements with PFTC and brokerage service arrangements. Prior period ratios exclude these amounts. (Note 2.)

(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS Y
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   Six months
                                                                                      ended                       For the period
Per-share                                                                          January 31       Year ended      Jan. 7,1997+
operating performance                                                              (Unaudited)        July 31        to July 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       1999             1998             1997
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                  $13.70           $11.99            $9.26
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                   .01(c)           .03(c)           .04(c)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                    2.24             2.83             2.69
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                  2.25             2.86             2.73
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                        --             (.07)              --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                         (.38)           (1.08)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                    (.38)           (1.15)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                        $15.57           $13.70           $11.99
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                                                                16.81*           26.20            29.48*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                     $358,587         $205,222          $20,314
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                               .32*             .70              .42*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)                                                        .10*             .27              .37*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                38.77*           59.14            95.17
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended July 31, 1996 and thereafter includes amounts paid through expense offset arrangements with PFTC and brokerage service arrangements. Prior period ratios exclude these amounts. (Note 2.)

(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.




Notes to financial statements
January 31, 1999 (Unaudited)

Note 1
Significant accounting policies

Putnam Investors Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks long-term growth of capital and any increased income that results from this growth by investing primarily in a portfolio consisting of quality common stocks.

The fund offers class A, class B, class M and class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $150 million in a combination of Putnam Funds and other accounts managed by affiliates of Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended January 31, 1999, the fund had no borrowings against the line of credit.

F) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

G) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management for management and investment advisory services is paid quarterly based on the average net assets of the fund for the quarter. Such fee is based on the following annual rates: 0.65% of the first $500 million of average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion and 0.38% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended January 31, 1999, fund expenses were reduced by $383,868 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $3,790 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00%, and 1.00% of the average net assets attributable to class A, class B, and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, and 0.75%, of the average net assets attributable to class A, class B, and class M shares, respectively.

For the six months ended January 31, 1999, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $2,098,680 and $92,314 from the sale of class A and class M shares, respectively and received $1,051,190 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended January 31, 1999, Putnam Mutual Funds Corp., acting as underwriter received $49,732 on class A redemptions.

Note 3
Purchases and sales of securities

During the six months ended January 31, 1999, purchases and sales of investment securities other than short-term investments aggregated $3,773,809,528 and $1,976,731,156, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At January 31, 1999, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                                        Six months ended
                                                        January 31, 1999
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                    103,377,631     $1,395,180,728
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    6,979,667         95,760,429
-----------------------------------------------------------------------------
                                               110,357,298      1,490,941,157

Shares
repurchased                                    (38,841,980)      (514,726,118)
-----------------------------------------------------------------------------
Net increase                                    71,515,318     $  976,215,039
-----------------------------------------------------------------------------

                                                           Year ended
                                                          July 31, 1998
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                    122,394,661     $1,539,582,978
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   14,027,328        154,581,227
-----------------------------------------------------------------------------
                                               136,421,989      1,694,164,205

Shares
repurchased                                    (53,383,852)      (663,072,935)
-----------------------------------------------------------------------------
Net increase                                    83,038,137     $1,031,091,270
-----------------------------------------------------------------------------

                                                        Six months ended
                                                        January 31, 1999
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     74,252,843       $952,089,603
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    3,020,069         39,744,397
-----------------------------------------------------------------------------
                                                77,272,912        991,834,000

Shares
repurchased                                    (17,544,257)      (221,102,273)
-----------------------------------------------------------------------------
Net increase                                    59,728,655       $770,731,727
-----------------------------------------------------------------------------

                                                           Year ended
                                                          July 31, 1998
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     61,119,641       $758,948,399
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    2,960,851         31,562,411
-----------------------------------------------------------------------------
                                                64,080,492        790,510,810

Shares
repurchased                                    (15,773,720)      (192,044,194)
-----------------------------------------------------------------------------
Net increase                                    48,306,772       $598,466,616
-----------------------------------------------------------------------------

                                                        Six months ended
                                                        January 31, 1999
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      4,528,895        $59,318,666
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      234,453          3,162,771
-----------------------------------------------------------------------------
                                                 4,763,348         62,481,437

Shares
repurchased                                     (1,416,516)       (18,287,037)
-----------------------------------------------------------------------------
Net increase                                     3,346,832        $44,194,400
-----------------------------------------------------------------------------

                                                           Year ended
                                                          July 31, 1998
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      5,396,575        $67,527,386
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      311,465          3,392,053
-----------------------------------------------------------------------------
                                                 5,708,040         70,919,439

Shares
repurchased                                     (1,506,128)       (18,706,416)
-----------------------------------------------------------------------------
Net increase                                     4,201,912        $52,213,023
-----------------------------------------------------------------------------

                                                        Six months ended
                                                        January 31, 1999
-----------------------------------------------------------------------------
Class Y                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     14,265,927       $202,967,661
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      435,552          5,993,204
-----------------------------------------------------------------------------
                                                14,701,479        208,960,865

Shares
repurchased                                     (6,655,578)       (90,891,298)
-----------------------------------------------------------------------------
Net increase                                     8,045,901       $118,069,567
-----------------------------------------------------------------------------

                                                           Year ended
                                                          July 31, 1998
-----------------------------------------------------------------------------
Class Y                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     16,062,424       $201,821,553
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      745,728          8,210,463
-----------------------------------------------------------------------------
                                                16,808,152        210,032,016

Shares
repurchased                                     (3,518,401)       (44,507,097)
-----------------------------------------------------------------------------
Net increase                                    13,289,751       $165,524,919
-----------------------------------------------------------------------------



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

John J. Morgan, Jr.
Vice President

C. Beth Cotner
Vice President and Fund Manager

Manuel Weiss Herrero
Vice President and Fund Manager

Richard B. England
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer


This report is for the information of shareholders of Putnam Investors Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.



[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

www.putnaminv.com
---------------------
BULK RATE
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

SA012 49942-003/307/385 3/99



PUTNAM INVESTMENTS                                    [SCALE LOGO OMITTED]
--------------------------------------------------------------------------
Putnam Investors Fund
Supplement to Semiannual Report dated 1/31/99

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $150 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, and M shares, which are discussed more extensively in the annual report.

ANNUAL RESULTS AT A GLANCE
--------------------------------------------------------------------------
Total return
for periods ended 1/31/99                              NAV

6 months                                              16.81%
1 year                                                40.87
5 years                                              200.28
Annual average                                        24.60
10 years                                             517.62
Annual average                                        19.97
Life of fund
Annual average (since class A inception, 12/1/25)     10.78
--------------------------------------------------------------------------
Share value:                                           NAV

7/31/98                                              $13.70
1/31/99                                              $15.57
--------------------------------------------------------------------------
Distributions:       No.      Income       Capital gains       Total
                      1       $0.000           0.382          $0.382
--------------------------------------------------------------------------

Please note that past performance does not indicate future results. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Performance data reflects an expense limitation previously in effect. Without the expense limitation, total returns would have been lower. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.